Aquisition (Details) - Schedule of fair value of identifiable assets acquired	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value of Identifiable Assets Acquired:
Inventory	$ 649,433
Property and Equipment	34,099
Intangible - Customer List	2,253,690
Total fair value of identifiable assets acquired	2,937,222
Consideration Paid:
Cash	521,174
Note Payable - Wildman	162,358
Wildman Contingent Earn-Out Liability	2,253,690
Total consideration paid	$ 2,937,222